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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [  ]; Amendment Number: ____

  This Amendment (Check only one):     [  ] is a restatement.
                                       [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Genesis Asset Managers, LLP
Address:          Polygon Hall, P.O. Box 225
                  Le Marchant Street, St. Peter Port
                  Guernsey, GYI 4HY, Channel Islands

13F File Number:  28-10957

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Jeremy D. Paulson-Ellis
Title:            Chairman
Phone:            020-7201-7200

Signature, Place, and Date of Signing:

  /s/ Jeremy D. Paulson-Ellis     London, United Kingdom       AUGUST 7, 2008
        [Signature]                   [City, State]                [Date]

Report Type (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

     Form 13F File Number      Name

     28-01190                  Frank Russell Company
        ------------------     ----------------------------------
     [Repeat as necessary]
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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $2,409,481,000.44


List of Other Included Managers:


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     No.      13F File Number      Name

              28-10955             Genesis Investment Management, LLP

GENESIS ASSET MANAGERS, LLP

AS AT 30 JUNE 2008

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
                       ITEM 2 -
                       TITLE OR     ITEM 3 -                    ITEM 4:        ITEM 5:       ITEM 6:     ITEM 7:         ITEM 8:
ITEM 1 - STOCK NAME      CLASS        CUSIP      PORTFOLIO        FMV          SHARES    INV DISCRETION  MANAGER    VOTING AUTHORITY
--------------------   --------   ------------   ---------  --------------     -------   --------------   -------   ----------------
America Movil          ADR          02364W105               395,820,544.25    7,503,707       sole           1      sole   5,977,659
                                                                                                                    none   1,526,048
Banco Macro Bansud     ADR          05961W105                37,621,032.00    2,263,600       sole           1      sole   2,030,000
                                                                                                                    none     233,600
Banco Macro Bansud B   ORD       ARBANS010010                   574,693.78      320,024       sole           1      sole     320,024

Bancolombia            ADR          05968L102                55,946,867.85    1,782,315       sole           1      sole   1,280,515
                                                                                                                    none     501,800
BMB Munai              ORD          09656A105                 9,559,242.00    1,609,300       sole           1      sole   1,609,300

Check Point Software   ORD          M22465104               164,809,665.36    6,962,808       sole           1      sole   5,565,060
                                                                                                                    none   1,397,748
Companhia Brasileira
   De Dist.            ADR          20440T201                63,123,243.92    1,486,652       sole           1      sole   1,178,943
                                                                                                                    none     307,709
Credicorp              ORD          G2519Y108               109,252,694.36    1,330,403       sole           1      sole   1,060,927
                                                                                                                    none     269,476
Embotelladora A        ADR          29081P204                 6,247,206.18      438,093       sole           1      sole     232,893
                                                                                                                    none     205,200
Embotelladora B        ADR          29081P303                63,188,825.70    4,074,070       sole           1      sole   3,289,090
                                                                                                                    none     784,980
Femsa                  ADS          344419106               269,586,221.70    5,923,670       sole           1      sole   4,702,106
                                                                                                                    none   1,221,564
INFY US Infosys
   Technology Ltd      ADR            2398822                18,888,063.68      434,608       sole           1      sole     413,676
                                                                                                                    none      20,932
Kookmin Bank Spons     ADR          50049M109                   245,742.00        4,200       sole           1      sole       4,200

Korea Electric Power
   Spon                ADR          500631106                 7,105,170.00      489,000       sole           1      sole     474,400
                                                                                                                    none      14,600
Magma                  ORD       HRMGMARA0005                 1,174,000.57       27,850       sole           1      sole      27,850

Mobile Telesystems     ADR          607409109               223,281,683.64    2,914,524       sole           1      sole   2,314,367
                                                                                                                    none     600,157
Retalix                ORD          M8215W109                11,013,017.26      842,618       sole           1      sole     842,618

Silicon Motion
   Technology Corp
   ADR                 ADR          82706C108                23,898,450.40    1,653,872       sole           1      sole   1,653,872

Simcere
   Pharmaceutical      ORD          82859P104                30,310,648.20    2,405,607       sole           1      sole   2,405,607

Syneron Medical        ORD          M84116108                30,201,924.00    1,837,100       sole           1      sole   1,702,600
                                                                                                                    none     134,500
Taiwan Semiconductor
   Co                  ADR          874039100               250,324,811.39   22,944,529       sole           1      sole  16,730,792
                                                                                                                    none   6,213,737

Tele Norte Leste       ADR          879246106               320,975,812.20   12,885,420       sole           1      sole  10,258,320
                                                                                                                    none   2,627,100
Teva Pharmaceuticals
   Spons               ADR          881624209               316,331,440.00    6,906,800       sole           1      sole   5,501,200
                                                                                                                    none   1,405,600
                                                          ----------------
                                                          2,409,481,000.44
                                                          ================





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